Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Stockholders equity note, changes in capital structure, retroactive impact	1-for-400